Intangible assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 2,018.4	[1]	£ 2,217.3
Charge for the year	126.1		6.0
Ending balance	1,842.0		2,018.4	[1]
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,040.6		4,080.9
Additions	60.4		37.3
Disposals	(38.2)		(15.8)
New acquisitions	40.3		79.8
Other movements	(4.5)		13.6
Exchange adjustments	81.5		(155.2)
Ending balance	4,180.1		4,040.6
Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,022.2		1,863.6
Charge for the year	314.5		225.7
Disposals	(28.0)		(14.9)
Other movements	(1.9)		2.5
Exchange adjustments	31.3		(54.7)
Ending balance	2,338.1		2,022.2
Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,081.3		1,141.3
Ending balance	1,132.8		1,081.3
Brands with an indefinite useful life [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,081.3		1,141.3
Exchange adjustments	51.5		(60.0)
Ending balance	1,132.8		1,081.3
Acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	829.1		972.5
Ending balance	594.8		829.1
Acquired intangibles [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,547.8		2,535.5
Disposals	(0.9)
New acquisitions	40.3		79.0
Other movements	2.9		6.4
Exchange adjustments	19.9		(73.1)
Ending balance	2,610.0		2,547.8
Acquired intangibles [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,718.7		1,563.0
Charge for the year	275.8		189.4
Disposals	(0.7)
Exchange adjustments	21.4		(33.7)
Ending balance	2,015.2		1,718.7
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	108.0		103.5
Ending balance	114.4		108.0
Other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	411.5		404.1
Additions	60.4		37.3
Disposals	(37.3)		(15.8)
New acquisitions			0.8
Other movements	(7.4)		7.2
Exchange adjustments	10.1		(22.1)
Ending balance	437.3		411.5
Other [member] | Amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	303.5		300.6
Charge for the year	38.7		36.3
Disposals	(27.3)		(14.9)
Other movements	(1.9)		2.5
Exchange adjustments	9.9		(21.0)
Ending balance	£ 322.9		£ 303.5

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.